UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   ----------


                                    FORM 13F-HR


                              FORM 13F COVER PAGE


        Report for the Calendar Year or Quarter Ended December 31, 2003

If amended report check here:    [_]                      Amendment Number:____

This Amendment (Check only one): [_] is a restatement
                                 [_] adds new holdings entries.


                            HEWLETT-PACKARD COMPANY
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                    Name of Institutional Investment Manager


     3000 HANOVER STREET MS 1050          PALO ALTO          CA           94304
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Business Address     (Street)              (City)          (State)         (Zip)



Form 13F File Number:  28-02187

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


                                 Vice President,
Charles N. Charnas           Deputy General Counsel                 650-857-6162
                            and Assistant Secretary
--------------------------------------------------------------------------------
Name                                (Title)                              (Phone)




                                              /s/ Charles N. Charnas
                                       -----------------------------------------
                                                  Charles N. Charnas



                                          Palo Alto, CA      February 12, 2004
                                       -----------------------------------------
                                             (Place and Date of Signing)



Report Type:

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   11

Form 13F Information Table Value Total:   $113,197
                                          (thousands)


List of Other Included Managers:  NONE

                           FORM 13F INFORMATION TABLE




FORM 13-F                             12/31/03
REPORTING MANAGER:                    HEWLETT-PACKARD COMPANY

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2     ITEM 3      ITEM 4      ITEM 5            ITEM 6            ITEM 7            ITEM 8
                                                   FAIR                   INVESTMENT DISCRETION                 VOTING AUTHORITY
NAME OF ISSUER             TITLE                  MARKET     SHARES OR                  SHARED
                            OF        CUSIP        VALUE     PRINCIPAL    SOLE  SHARED   OTHER     MANA-    SOLE       SHARED   NONE
                           CLASS      NUMBER     (x$1000)     AMOUNT      (A)    (B)      (C)      GERS     (A)         (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Agilent Technologies, Inc. Common    00846U101        71          2,500   X                        HP            2,500
Allscripts Health
  Solutions, Inc.......... Common    01988P108     2,063        378,501   X                        HP          378,501
Altiris, Inc.............. Common    02148M100    12,336        400,000   X                        HP          400,000
CMGI Inc.................. Common    125750109    51,410     24,249,767   X                        HP       24,249,767
Equinix, Inc.............. Common    29444U502       139          5,214   X                        HP            5,214
Interland, Inc............ Common    458727203       623         91,625   X                        HP           91,625
Marimba, Inc.............. Common    56781Q109       175         34,286   X                        HP           34,286
NaviSite, Inc............. Common    63935M208    39,705      4,416,592   X                        HP        4,416,592
Novadigm, Inc............. Common    669937104     3,478        940,000   X                        HP          940,000
Open Solutions Inc........ Common    68371P102     3,146        170,588   X                        HP          170,588
Quantum Corp.............. Common    747906204        51         16,107   X                        HP           16,107
GRAND TOTAL (Thousands):                        $113,197





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